Share-based payments (Details) € in Thousands																	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2023 shares	Apr. 01, 2023 Option	Mar. 31, 2023 Option	Nov. 30, 2022 Option	Jul. 01, 2022 Option	Jun. 22, 2022 Option	Apr. 01, 2022 Option	Mar. 01, 2022 Option	Jan. 31, 2022 Option	Jan. 01, 2022 Option	Dec. 23, 2021 Option	Jul. 01, 2021 Option	Jun. 24, 2021 Option	Mar. 01, 2021 Option	Dec. 01, 2020 Option	Nov. 16, 2020 Option	Jun. 30, 2023 EUR (€) Option	Jun. 30, 2023 $ / shares	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€) Option shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 Option
Share-based payments
Share-based based payments expenses | €																				€ 4,572		€ 3,597
Number of RSUs settled | shares																				73,056
LTIP Stock Options
Share-based payments
Number of RSUs settled | shares																				47,424
Benefit expenses recognized | €																	€ 1,362		€ 1,254	€ 2,337		3,078
Expenses recognized with RSU | €																	€ 1,379		€ 281	€ 1,920		€ 497
New VSOP
Share-based payments
Number of options exercised																	11,643			48,159
Average share price | $ / shares																		$ 7.90			$ 9.81
Former Chief Scientific Officer | LTIP Stock Options
Share-based payments
Number of share options granted																266,155
Number of options exercised																							6,303
Chief Business Officer and Chief Commercial Officer | LTIP Stock Options
Share-based payments
Number of share options granted															266,156
Number of options exercised																				0
Chief Operating Officer
Share-based payments
Number of RSU's awarded										36,000
Number of RSU awards granted									5,000
Chief Operating Officer | LTIP Stock Options
Share-based payments
Number of share options granted												20,000
Number of options exercised																				0
the Chief Executive Officer | LTIP Stock Options
Share-based payments
Number of share options granted		144,379
Number of options exercised																				0
Members of executive board and various key employees
Share-based payments
Number of RSU's awarded			646,914			188,986
Members of executive board and various key employees | LTIP Stock Options
Share-based payments
Number of RSU awards granted											63,095
Key employees
Share-based payments
Number of RSU's awarded				7,633
Number of RSUs settled | shares																				0
Key employees | LTIP Stock Options
Share-based payments
Number of share options granted							700			9,500				2,000
Number of options exercised																				0
Executive Board members | LTIP Stock Options
Share-based payments
Number of share options granted								130,000
Number of options exercised																				0
Supervisory Board members
Share-based payments
Number of RSU's awarded			92,701			36,902
Supervisory Board members | LTIP Stock Options
Share-based payments
Number of RSU's awarded													10,956
Chief Business Officer
Share-based payments
Number of RSU's awarded									30,000
Former Frame employees
Share-based payments
Number of RSU's awarded					89,655
Number of RSUs settled | shares	29,881